BUSINESS COMBINATIONS - Entrepreneur Resorts' Acquisition of Matla Game Lodge (Details) - USD ($)		12 Months Ended
	Jul. 17, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2021	Aug. 30, 2019	Dec. 31, 2018
Less: Acquired liabilities
Intangible assets other than goodwill		$ 1,004,914	[1]	$ 922,379	[1]	$ 1,394,969
Goodwill		1,209,953	[1]	1,209,953	[1]	1,320,100		$ 1,209,953
Deferred tax liability		875,425	[1]	736,645	[1]	$ 723,122
Difference between the purchase consideration and the total of net assets acquired	$ 25,190,856
Previously stated
Less: Acquired liabilities
Intangible assets other than goodwill		20,741,249		6,165,712
Goodwill		18,647,498		9,988,857
Deferred tax liability		4,166,946		1,317,779
Adjustments
Less: Acquired liabilities
Intangible assets other than goodwill		(19,736,335)		(5,243,333)
Goodwill		(17,437,545)		(8,778,904)
Deferred tax liability		(3,291,521)		(581,134)
Entrepreneurs Institute
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents							$ 159,000
Total acquired assets							2,450,000
Less: Acquired liabilities
Accounts payable							$ 566,000
Difference between the purchase consideration and the total of net assets acquired		8,398,000
Entrepreneurs Institute | Adjustments
Less: Acquired liabilities
Goodwill		3,655,567
Deferred tax liability		597,567
Entrepreneurs Institute | Adjustments | Trade names and trademarks
Less: Acquired liabilities
Intangible assets other than goodwill		2,530,000
Entrepreneurs Institute | Adjustments | Developed content
Less: Acquired liabilities
Intangible assets other than goodwill		2,460,000
Entrepreneurs Institute | Adjustments | Customer relationships
Less: Acquired liabilities
Intangible assets other than goodwill		350,000
Matla Game Lodge
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		14,759
Buildings		975,008
Right of use asset		166,925
Other property and equipment		290,865
Other assets		9,888
Total acquired assets		1,457,445
Less: Acquired liabilities
Accounts payable		8,499
Lease liability		(166,925)
Deferred tax liability		218,402
Other liabilities		(2,824)
Net assets		1,060,795
Revenue				110,000
Loss				$ 170,000
Entrepreneur Resorts Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,376,396	1,376,396
Total acquired assets	12,230,521	12,230,521
Less: Acquired liabilities
Accounts payable	56,490	56,490
Deferred tax liability	607,270	607,270
Net assets	$ 5,937,581	5,937,581
Goodwill		1,209,953
Deferred tax liability		607,270
Difference between the purchase consideration and the total of net assets acquired		25,190,856
Entrepreneur Resorts Limited [Member] | Previously stated
Less: Acquired liabilities
Goodwill		14,991,931
Deferred tax liability		3,602,988
Entrepreneur Resorts Limited [Member] | Adjustments | Trademarks , Trade Names and Domain Names
Less: Acquired liabilities
Intangible assets other than goodwill		9,919,269
Entrepreneur Resorts Limited [Member] | Adjustments | Developed content
Less: Acquired liabilities
Intangible assets other than goodwill		3,769,322
Entrepreneur Resorts Limited [Member] | Adjustments | Computer Software
Less: Acquired liabilities
Intangible assets other than goodwill		$ 1,290,000

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination